Variable Interest Entities (As Restated) (Details) - USD ($) $ in Thousands, shares in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Other non-current assets	$ 1,637	$ 1,657	$ 2,137	$ 1,603	$ 938	$ 911	$ 910	$ 77	$ 78
UltraDx
Ownership interest		5.00%
Variable interest entities
Other non-current assets		$ 800	$ 800
Variable interest entities | UltraDx
Number of contingent consideration collaboration	1